Accounts Payable and Costs Accrual on Projects	12 Months Ended
Dec. 31, 2014
Accounts Payable and Costs Accrual on Projects [Abstract]
Accounts Payable and Costs Accrual on Projects
17.	Accounts Payable and Costs Accrual on Projects

This amount contains the accounts payable to suppliers and accruals of costs incurred in the projects in accordance with the percentage of completion method.

Accounts payable and project accruals based on progress consisted of the following:

	December 31, 2014	December 31, 2013
Accounts payable	$5,055,203	$9,298,109
Costs accrual on projects	6,470,364	15,444,203
Total	$11,525,567	$24,742,312

Of the total costs accrual on projects, $5,495,969 was related to the India projects for the year ended December 31, 2014. The remaining balance was for various other on-going projects. For the year ended December 31, 2013, $6,922,879 was related to the India projects.